Related Parties (Tables)	12 Months Ended
Dec. 31, 2021
Related Party Transactions [Abstract]
Schedule of Related Party Transactions and Balances
Revenue, accounts receivable, and contract liabilities for stockholders of the Company who were also related parties were as follows (in thousands)—these stockholders no longer qualified as related parties in 2021:

	Year ended December 31,
	2021	2020
Prototype sales:
Stockholder A	$—	$60
Development contracts:
Stockholder B	$—	$100
Stockholder C	$—	$1,050

	Year ended December 31,
	2021	2020
Accounts receivable:
Stockholder A	$—	$22

	Year ended December 31,
	2021	2020
Contract liabilities (current):
Stockholder B	$—	$65
Stockholder D	$—	$500